SHARE CAPITAL (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued	11,200,000		8,000,000	8,000,000
[custom:SharesIssuedForFinancingCost]	$ 4,877,475			$ 10,856,166
[custom:IssuedCapitalCost-0]	752,498		$ 1,953,032	1,953,032
Proceeds from issuing shares	4,274,391			8,903,134
Other operating income (expense)	1,387,114	$ 97,073
Value from issuance of shares	2,017,966	10,856,166	520,064	520,064
Shares issued for financing - ATM				1,748,946
Share issue costs				222,136
Proceeds from issue of shares				1,526,810
Share issue related cost		187,697
Derivative liability			$ 4,338,931	$ 4,338,931
Adjustments for share-based payments	$ 198,907	540,563
Weighted average remaining contractual life of outstanding share options	4 years 7 months 28 days			4 years 7 months 17 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of warrants	$ 2,859,509			$ 3,985,015
Proceeds from issuance of pre funded warrants	431,084
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments	26,689	103,012
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions with employees	$ 172,218	$ 437,551
Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
[custom:NumberOfWarrantsExercised-0]	2,200.00
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.33%
Volatility	119.23%
Expected life	5 years
Expected dividend yield rate	0.00%
Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.48%
Volatility	107.80%
Expected life	3 years
Expected dividend yield rate	0.00%
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units	63,658			1,508,255
Shares isued for exercise of warrants	3,800,000
Number of stock issued for treasury	900,000
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			4,800,000	4,800,000
Proceeds from issuing shares				$ 3,969,372
Other operating income (expense)	$ 441,166			793,979
Value from issuance of shares				$ 4,858,995
Shares issued for financing - ATM, shares				650,729
Share issue related cost				$ 889,623